LOSSES PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
22.	LOSSES PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	Years ended December 31,
	2015	2016	2017
Net loss:
Loss from continuing operations	$(223,177)	$(194,053)	$(110,503)
Income from discontinued operations, net of tax	1,520	8,701	-

Net loss	(221,657)	(185,352)	(110,503)
Add: net loss attributable to noncontrolling interest	1,529	-	76

Net loss attributable to Renren Inc.	$(220,128)	$(185,352)	$(110,427)

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share-basic	1,019,378,556	1,022,664,396	1,028,537,406
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	7,857,646	4,512,567	-

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,027,236,202	1,027,176,963	1,028,537,406

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Loss per ordinary share from continuing operations	$(0.22)	$(0.19)	$(0.11)
Income per ordinary share from discontinued operations	$0.00	$0.01	$-

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.22)	$(0.18)	$(0.11)

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Loss per ordinary share from continuing operations	$(0.22)	$(0.19)	$(0.11)
Income per ordinary share from discontinued operations	$0.00	$0.01	$-

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.22)	$(0.18)	$(0.11)

For the years ended December 31, 2016 and 2017, 142,517,623 and 142,615,572 stock options and 3,354,015 and 9,668,727 nonvested shares were excluded from the calculation of diluted weighted average number of common shares, respectively, as their effect was anti-dilutive.